1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

THOR ALDEN thor.alden@dechert.com +1 202 261 3391 Direct

November 30, 2015

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust File Nos. 333-111986; 811-21475 Rule 497(j) filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statements of additional information contained in Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A, filed on November 25, 2015, constituting the most recent amendment to this Registration Statement (the “Amendment”) that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 25, 2015, accession number 0000897101-15-001589.

Should you have any questions, please do not hesitate to contact me at (202) 261-3391.

Very truly yours,

/s/ Thor Alden

Thor Alden